UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
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Address:   Financial Centre
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           695 East Main Street
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           Stamford, Connecticut 06901
           --------------------------------------------------

Form 13F File Number:      028-04235
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
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Phone:     (203) 975-9750
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Stamford, Connecticut        8/7/09
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                               -------------

Form 13F Information Table Entry Total:           10
                                               -------------

Form 13F Information Table Value Total:          $46,468
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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
                                                                Form 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
-------------------------     ----------     ----------  ----------  -------------- ----  ---------- ---------  -------------------
                               TITLE OF                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER              CLASS         CUSIP       (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
-------------------------     ----------     ---------   ----------  -------------- ----  ---------- ---------  -------- ------ ----

BECTON DICKINSON & CO         COM             075887109        242       3,400  SH            SOLE                3,400

CALLAWAY GOLF CO              COM             131193104         51      10,000  SH            SOLE               10,000

DELL INC                      COM             24702R101        141      10,250  SH            SOLE               10,250

EARTHLINK INC                 COM             270321102        130      17,500  SH            SOLE               17,500

GREAT BASIN GOLD LTD          COM             390124105         18      13,400  SH            SOLE               13,400

HECKMANN CORP                 COM             422680108         40      10,700  SH            SOLE               10,700

ISHARES TR                    DJ US BAS MATL  464287838     10,675     245,800  SH            SOLE              245,800

ISHARES TR                    MSCI EMERG MKT  464287234     28,111     872,200  SH            SOLE              872,200

JA SOLAR HOLDINGS CO LTD      SPON ADR        466090107         47      10,000  SH            SOLE               10,000

OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106      7,013      71,800  SH            SOLE               71,800